Note 8 - Leases - Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Amortization of right of use assets	$ 6,134	$ 6,715	$ 5,970
Interest on lease liabilities	767	959	1,048
Finance lease cost	6,901	7,674	7,018
Operating lease cost	8,222	13,506	19,250
Short-term lease cost	5,335	5,589	5,879
Total lease cost	20,458	26,769	32,147
Operating cash flows from finance leases	767	959	1,048
Operating cash flows from operating leases	8,849	13,736	19,010
Financing cash flows from finance leases	7,956	8,814	7,868
Payments for Amounts Included in the Measurement of Lease Liabilities, Total	17,572	23,509	27,926
Right-of-use assets obtained in exchange for new finance lease liabilities	337	5,825	9,754
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 5,409	$ 4,362	$ 10,550
Financing leases (Year)	4 years 4 months 24 days	4 years 8 months 12 days	4 years 7 months 6 days
Operating leases, lease term (Year)	4 years 3 months 18 days	4 years 7 months 6 days	4 years 3 months 18 days
Financing leases	4.00%	3.80%	3.40%
Operating leases, discount rate	4.70%	4.40%	4.20%